Subsequent Events (Details) - USD ($)	Jul. 19, 2023	May 16, 2023	Mar. 02, 2023
Subsequent Events
Common stock shares issued		2,374,641
Subsequent Events
Subsequent Events
Common stock shares issued			4,137,931
Subsequent Events | BRPC II | Common Stock Purchase Agreement
Subsequent Events
Maximum value of common stock of committed equity shares	20,000,000.0
Common stock shares issued	45,252
Commitment fee	$ 200,000